Apr. 30, 2024
INVESCO Energy Fund | INVESCO Energy Fund
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	Y	Investor	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	1.00%	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	Y	Investor	R5	R6
Management Fees	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%

Distribution and/or Service (12b-1) Fees	0.25	1.00	None	0.25	None	None

Other Expenses	0.30	0.30	0.30	0.30	0.20	0.13

Total Annual Fund Operating Expenses	1.27	2.02	1.02	1.27	0.92	0.85

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$672	$931	$1,209	$2,000

Class C	$305	$634	$1,088	$2,155

Class Y	$104	$325	$563	$1,248

Investor Class	$129	$403	$697	$1,534

Class R5	$94	$293	$509	$1,131

Class R6	$87	$271	$471	$1,049

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$672	$931	$1,209	$2,000

Class C	$205	$634	$1,088	$2,155

Class Y	$104	$325	$563	$1,248

Investor Class	$129	$403	$697	$1,534

Class R5	$94	$293	$509	$1,131

Class R6	$87	$271	$471	$1,049

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in energy-related industries, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities. The principal type of equity security in which the Fund invests is common stock.
The Fund will concentrate its investments in the securities of issuers engaged primarily in energy-related industries. The Fund considers an issuer to be doing business in energy-related industries if it meets at least one of the following tests: (1) at least 50% of its gross income or its net sales come from activities in energy-related industries; (2) at least 50% of its total assets are devoted to producing revenues in energy-related industries; or (3) based on other available information, the Fund’s portfolio managers determine that its primary business is within energy-related industries. Such other available information may include industry classifications from any one or more third-party providers, such as those using the Global Industry Classification Standard (GICS®), the North American Industry Classification System (NAICS), or the Bloomberg Industry Classification System (BICS).
Companies in energy-related industries include, but are not limited to, oil companies, oil and gas exploration companies, natural gas pipeline companies, refinery companies, energy conservation companies, coal companies, alternative energy companies and innovative energy technology companies. Generally, the companies in which the Fund invests fall within the three main energy sub-industries: (1) integrated oil and gas issuers; (2) oil and gas equipment and services issuers; and (3) oil and gas exploration/production issuers. Portfolio weightings among these and other sub-industries will be adjusted according to current economic conditions.
The Fund may invest up to 100% of its net assets in securities of foreign issuers doing business in energy-related industries, which may include securities of issuers located in emerging market countries, i.e., those that are generally in the early stages of their industrial cycles. The Fund may invest in securities of issuers of all capitalization sizes.
The Fund can invest in derivative instruments, including forward foreign currency contracts.
The Fund can use forward foreign currency contracts to seek to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated; though the Fund has not historically used these instruments.
The Fund is non-diversified, which means it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.
The investment team primarily uses a fundamental bottom-up analysis to seek to identify investments with quality management teams and quality assets trading at attractive valuations. The investment strategy places emphasis on valuation and risk/reward profiles of potential investments. In valuing companies, the investment team takes a long-term view on commodity prices and uses a constant marginal cost of production commodity price. The commodity price does not change unless a persistent structural change in the commodity occurs. Price-to-cash flow (P/CF), price-to-net asset value (P/NAV) and price-to-earnings (P/E) are the valuation metrics the investment team uses to assess the attractiveness of a security. Top-down macroeconomic research, including an assessment of factors such as worldwide economic activity, government policy, employment, inflation, supply/demand dynamics, currency market dynamics, international trade, technological advances, as well as business, equity and credit market cycle analysis, is also considered as a check and balance to sub-industry allocation that results from bottom-up analysis.
The portfolio managers will consider selling a security if, among other things, (1) a security reaches its target price; (2) a change in fundamentals occurs-either company specific or industry wide; (3) a change in corporate focus and/or management occurs; or (4) a more attractive investment opportunity is identified.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order). The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Annual Total Returns

Investor Class	Period Ended	Returns
Year-to-date	June 30, 2024	8.72%
Best Quarter	March 31, 2022	35.66%
Worst Quarter	March 31, 2020	-50.68%

Average Annual Total Returns (for the periods ended December 31, 2023)
	Inception Date	1 Year	5 Years	10 Years
Investor Class
Return Before Taxes	1/19/1984	0.30%	11.20%	-1.82%[1]
Return After Taxes on Distributions		-0.20	10.75	-2.50 [1]
Return After Taxes on Distributions and Sale of Fund Shares		0.53	8.81	-1.46 [1]

Class A	3/28/2002	-5.26	9.94	-2.38 [1]

Class C	2/14/2000	-1.38	10.37	-2.41 [1]

Class Y	10/3/2008	0.57	11.48	-1.58 [1]

Class R5	1/31/2006	0.63	11.68	-1.40 [1]

Class R6	4/4/2017	0.74	11.75	-1.50 [1,2]

MSCI World Energy Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		2.54	9.88	2.03

S&P 500® Index (reflects no deduction for fees, expenses or taxes)		26.29	15.69	12.03

1
Performance includes litigation proceeds. Had these not been received, total returns would have been lower.
2
Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary.